Segment and Geographic Information	12 Months Ended
Mar. 31, 2011
Segment and Geographic Information
Segment and Geographic Information

21. Segment and geographic information:

Operating segments—

In April 2010, Nomura established a Wholesale Division, encompassing the operations previously conducted by the Global Markets, the Investment Banking and the Merchant Banking divisions. Also Nomura realigned its reportable segments to reflect how it operates and manages its business. Accordingly, Nomura's operating management and management reporting are prepared based on the Retail, the Asset Management, and the Wholesale segments. Nomura structures its business segments based upon the nature of its main products and services, its client base and its management structure.

The accounting policies for segment information materially follow U.S. GAAP, except for the impact of unrealized gains/losses on long-term investments in equity securities held for operating purposes, which under U.S. GAAP are included in income (loss) before income taxes, is excluded from segment information.

Revenues and expenses directly associated with each business segment are included in the operating results of each respective segment. Revenues and expenses that are not directly attributable to a particular segment are allocated to each respective business segment or included in "Other", based upon Nomura's allocation methodologies as used by management to assess each segment's performance.

Business segments' results are shown in the following tables. Net interest revenue is disclosed because management views interest revenue net of interest expense for its operating decisions. Business segments' information on total assets is not disclosed because management does not utilize such information for its operating decisions and therefore, it is not reported to management. Certain prior period amounts have been reclassified to conform to the current presentation, in accordance with the realignment in April 2010.

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Year ended March 31, 2009
Non-interest revenue	¥287,750	¥56,463	¥(146,522)	¥158,601	¥356,292
Net interest revenue	4,107	3,326	(17,108)	(10,853)	(20,528)

Net revenue	291,857	59,789	(163,630)	147,748	335,764
Non-interest expenses	273,620	52,409	553,695	213,168	1,092,892

Income (loss) before income taxes	¥18,237	¥7,380	¥(717,325)	¥(65,420)	¥(757,128)

Year ended March 31, 2010
Non-interest revenue	¥384,816	¥68,280	¥763,567	¥(104,629)	¥1,112,034
Net interest revenue	3,456	2,085	25,964	(2,124)	29,381

Net revenue	388,272	70,365	789,531	(106,753)	1,141,415
Non-interest expenses	274,915	51,771	614,349	104,540	1,045,575

Income (loss) before income taxes	¥113,357	¥18,594	¥175,182	¥(211,293)	¥95,840

Year ended March 31, 2011
Non-interest revenue	¥389,404	¥76,269	¥534,094	¥56,518	¥1,056,285
Net interest revenue	3,029	4,475	96,442	(12,637)	91,309

Net revenue	392,433	80,744	630,536	43,881	1,147,594
Non-interest expenses	291,245	55,691	623,819	66,688	1,037,443

Income (loss) before income taxes	¥101,188	¥25,053	¥6,717	¥(22,807)	¥110,151

	Translation into millions of U.S. dollars
Year ended March 31, 2011
Non-interest revenue	$4,705	$922	$6,454	$682	$12,763
Net interest revenue	37	54	1,165	(153)	1,103

Net revenue	4,742	976	7,619	529	13,866
Non-interest expenses	3,519	673	7,538	805	12,535

Income (loss) before income taxes	$1,223	$303	$81	$(276)	$1,331

Transactions between operating segments are recorded within segment results on commercial terms and conditions and are eliminated in the "Other" column.

The following table presents the major components of income (loss) before income taxes in "Other."

	Millions of yen			Translation into millions of U.S. dollars
	Year ended March 31
	2009	2010	2011	2011
Net gain related to economic hedging transactions	¥28,032	¥3,323	¥2,290	$28
Realized gain (loss) on investments in equity securities held for operating purposes	(2,363)	(3,365)	219	2
Equity in earnings (loss) of affiliates	(718)	7,765	8,996	109
Corporate items	(70,533)	(83,291)	(33,327)	(403)
Other(1)	(19,838)	(135,725)	(985)	(12)

Total	¥(65,420)	¥(211,293)	¥(22,807)	$(276)

(1)	Includes the impairment losses of affiliated companies and other equity-method investees which do not belong to the business segments of ¥ 97,880 million for the year ended March 2009, and ¥2,974 million for the year ended March 2010, and the impact of Nomura's own creditworthiness in certain financial liabilities for which the fair value option has been elected in accordance with ASC 825, and the impact of its own creditworthiness on derivative liabilities.

The table below presents a reconciliation of the combined business segments' results included in the preceding table to Nomura's reported net revenue, non-interest expenses and income (loss) before income taxes in the consolidated statements of operations.

	Millions of yen			Translation into millions of U.S. dollars
	Year ended March 31
	2009	2010	2011	2011
Net revenue	¥335,764	¥1,141,415	¥1,147,594	$13,866
Unrealized gain(loss) on investments in equity securities held for operating purposes	(23,137)	9,407	(16,896)	(204)

Consolidated net revenue	¥312,627	¥1,150,822	¥1,130,698	$13,662

Non-interest expenses	¥1,092,892	¥1,045,575	¥1,037,443	$12,535
Unrealized gain (loss) on investments in equity securities held for operating purposes	—	—	—	—

Consolidated non-interest expenses	¥1,092,892	¥1,045,575	¥1,037,443	$12,535

Income (loss) before income taxes	¥(757,128)	¥95,840	¥110,151	$1,331
Unrealized gain (loss) on investments in equity securities held for operating purposes	(23,137)	9,407	(16,896)	(204)

Consolidated income (loss) before income taxes	¥(780,265)	¥105,247	¥93,255	$1,127

Geographic information—

Nomura's identifiable assets, revenues and expenses are generally allocated based on the country of domicile of the legal entity providing the service. However, because of the integration of the global capital markets and the corresponding global nature of Nomura's activities and services, it is not always possible to make a precise separation by location. As a result, various assumptions, which are consistent among years, have been made in presenting the following geographic data.

The table below presents a geographic allocation of net revenue and income (loss) before income taxes from operations by geographic areas, and long-lived assets associated with Nomura's operations. Net revenue in "Americas" and "Europe" substantially represents Nomura's operations in the U.S. and the U.K., respectively. Net revenue and long-lived assets have been allocated on a revenues and expenses from external clients basis. Income (loss) before income taxes have been allocated on an including intersegment revenues and expenses basis.

	Millions of yen			Translation into millions of U.S. dollars
	Year ended March 31
	2009	2010	2011	2011
Net revenue(1):
Americas	¥17,748	¥131,512	¥168,889	$2,041
Europe	(170,718)	348,829	257,135	3,107
Asia and Oceania	18,781	63,748	44,474	537

Sub-total	(134,189)	544,089	470,498	5,685
Japan	446,816	606,733	660,200	7,977

Consolidated	¥312,627	¥1,150,822	¥1,130,698	$13,662

Income (loss) before income taxes:
Americas	¥(165,647)	¥3,557	¥4,410	$53
Europe	(412,222)	18,995	(43,627)	(527)
Asia and Oceania	(81,243)	13,036	(16,296)	(197)

Sub-total	(659,112)	35,588	(55,513)	(671)
Japan	(121,153)	69,659	148,768	1,798

Consolidated	¥(780,265)	¥105,247	¥93,255	$1,127

	March 31
	2009	2010	2011	2011
Long-lived assets:
Americas	¥100,241	¥94,508	¥91,295	$1,103
Europe	62,690	98,223	115,352	1,394
Asia and Oceania	30,804	32,871	31,642	382

Sub-total	193,735	225,602	238,289	2,879
Japan	312,893	269,449	270,945	3,274

Consolidated	¥506,628	¥495,051	¥509,234	$6,153

(1)	There is no revenue derived from transactions with a single major external client.